Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005559 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005559 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000005559 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005559 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005559 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005559 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005559 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005559 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000005559 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005559 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005559 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005559 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005559 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005559 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005559 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005559 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005559 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005560 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005560 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000005560 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005560 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005560 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005560 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005560 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005560 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000005560 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005560 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005560 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005560 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005560 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005560 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005560 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005560 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005560 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193190 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193190 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000193190 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000193190 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193190 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193190 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193190 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193190 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000193190 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000193190 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193190 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193190 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193190 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193190 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193190 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193190 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193190 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.60%